PARTIES-IN-INTEREST (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees paid for record keeping, legal, and auditing services	$ 213,084	$ 231,385
Investment value	633,567,688	563,142,094
Increase to plan from cash dividends	829,821	851,067
Fulton Financial Advisors
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees paid for record keeping, legal, and auditing services	69,281	112,185
Conrad Siegel
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees paid for record keeping, legal, and auditing services	1,500	0
Groom Law Group
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees paid for record keeping, legal, and auditing services	2,411	4,967
BDO
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative fees paid for record keeping, legal, and auditing services	37,704	35,215
Fulton Financial Corporation Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment value	$ 22,015,333	$ 22,084,006
Percentage of plan assets invested in common stock	3.47%	4.08%